Property and Equipment, net	12 Months Ended
Dec. 31, 2019
Property and Equipment, net
Property and Equipment, net

6.     Property and Equipment, net

The following is a summary of property and equipment, net:

	As of December 31,
	2018	2019
	RMB	RMB
Computers	80,667	86,249
Furniture, fixtures and equipment	4,121	4,450
Vehicles	4,291	4,291
Leasehold improvements	63,901	67,609
Total	152,980	162,599
Less: accumulated depreciation	(90,652)	(116,707)
Property and equipment, net	62,328	45,892

Depreciation expenses for the years ended December 31, 2017, 2018 and 2019 were RMB29,858,  RMB31,357 and RMB29,737 respectively.